February 13, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust
Post-Effective Amendment No. 75 to Registration Statement on Form N-1A
Securities Act File No. 333-91278
Investment Company Act File No. 811-21128

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 75 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 75 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”) with respect to the following series of the Trust: QS Legg Mason Variable Lifestyle Allocation 50%, QS Legg Mason Variable Lifestyle Allocation 70% and QS Legg Mason Variable Lifestyle Allocation 85% (the “Funds”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to reflect changes to the Funds’ investment policies and risk factors. In connection with those changes, the Funds’ names are being changed as follows:

Current Name	New Name
QS Legg Mason Variable Lifestyle Allocation 85%	QS Legg Mason Variable Growth

QS Legg Mason Variable Lifestyle Allocation 70%	QS Legg Mason Variable Moderate Growth

QS Legg Mason Variable Lifestyle Allocation 50%	QS Legg Mason Variable Conservative Growth

These changes were disclosed in supplements to the Funds’ Prospectuses and Statement of Additional Information (“SAI”) filed on February 11, 2015 and are expected to become effective on or about May 1, 2015.

The disclosures in the summary sections of the Prospectus for each Fund other than those entitled “Principal investment strategies” and “Principal risks,” and in the statutory section of the Prospectus for each Fund other than that entitled “More on the fund’s investment strategies, investments and risks” are substantially identical to those sections in the Funds’ current Prospectuses, dated May 1, 2014, and to those of other variable annuity funds managed by Legg Mason that have been reviewed by the Staff. Similarly, the disclosures in the Funds’ SAI are substantially identical to the Funds’ current SAI dated May 1, 2014, and to the SAIs of other Legg Mason variable annuity funds, except for changes to the sections captioned “Investment Objective and Management Policies” and “Investment Practices and Risk Factors” to reflect the changes to the Funds’ names, investment policies and risks. Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on May 1, 2015 pursuant to Rule 485(a)(1) under the 1933 Act. On or before that date, we will file on behalf of the Trust another post-effective amendment pursuant to Rule 485(b) that will incorporate by reference the Funds’ audited financial statements for the fiscal year ended December 31, 2014 and designate the same effective date.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC
Rosemary D. Emmens, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP
Marc Foster, Willkie Farr & Gallagher LLP